Trade and Other Liabilities - Summary of Trade and Other Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	£ 317	£ 348
Sales return liability	31	53
Deferred income	295	340
Interest payable	4	10
Accruals and other liabilities	628	503
Trade and other payables, current	1,275	1,254
Less: non-current portion
Deferred income	73	60
Accruals and other liabilities	25	60
Trade and other payables, Non-current	£ 98	£ 120